SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2021
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

35.     SUBSEQUENT EVENTS

Refer to Note 34 for potential adverse effects of economic instability and sanctions in Russia.

Acquisition of VisionLabs – In February 2022, the Group acquired a 100% ownership interest in VisionLabs B.V. (“VisionLabs”), leading provider of computer vision and machine learning solutions. The acquisition is aimed at reinforcement of the Group’s artificial intelligence product portfolio in the computer vision space, and enhancing the potential of the Group’s digital ecosystem. See Note 5 for the details of the acquisition.